Summary of Significant Accounting Policies - Narrative (Details)			2 Months Ended	12 Months Ended
	Jan. 30, 2026 HKD ($)	May 30, 2025 vote	Dec. 31, 2025 HKD ($) bitcoin contract shares	Dec. 31, 2025 HKD ($) bitcoin segment shares	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2023 HKD ($)	Jan. 01, 2026 shares	Dec. 31, 2025 USD ($) bitcoin shares	Dec. 01, 2025 shares	Apr. 24, 2024 HKD ($)	Apr. 24, 2024 USD ($)
Product Information [Line Items]
Foreign currency exchange rate (HK$ for 1 USD)			7.783	7.783					7.783
Cash equivalents, amount protected			$ 800,000	$ 800,000
Period of escrow becoming refundable				18 months	18 months
Accounts receivable, allowance for credit loss, current			945,379	$ 945,379		$ 966,947			$ 121,463
Threshold period past due, trade accounts receivable, writeoff				365 days	365 days
Accounts receivable, write off				$ 0	$ 0	1,318,165
Prepaid deposits, allowance for credit loss, current						78,909
Prepaid deposits, allowance for credit loss, noncurrent			0	0		24,273			0
Deferred offering costs											$ 14,123,843	$ 1,818,278
Impairment loss of intangible assets				14,242,561	1,829,887	0	$ 0
Impairment of long-lived asset				0		0	0
Digital assets - restricted			140,283,000	140,283,000		0			18,023,589
Change in fair value of derivative liabilities				(2,795,520)	$ (359,169)	0	0
Capitalized contract cost, impairment loss				0		0	0
Contract liabilities, non-current			$ 0	0		104,714			$ 0
Other income				0		$ 0	$ 34,261
Dilutive securities				$ 162,192
Number of reportable segments | segment				1	1
Number of operating segments | segment				1	1
Customer one | Revenue benchmark | Customer concentration risk
Product Information [Line Items]
Concentration risk, percentage				13.40%	13.40%
Customer one | Accounts receivable | Customer concentration risk
Product Information [Line Items]
Concentration risk, percentage				29.90%	29.90%	40.30%
Customer two | Accounts receivable | Customer concentration risk
Product Information [Line Items]
Concentration risk, percentage				28.90%	28.90%	16.80%
Customer three | Accounts receivable | Customer concentration risk
Product Information [Line Items]
Concentration risk, percentage				10.30%	10.30%	16.20%
Customer four | Accounts receivable | Customer concentration risk
Product Information [Line Items]
Concentration risk, percentage				10.30%	10.30%
Vendor one | Accounts payable | Supplier concentration risk
Product Information [Line Items]
Concentration risk, percentage				13.10%	13.10%
PIPE Financing
Product Information [Line Items]
Class of warrant or right, outstanding (in shares) | shares			1,480,000	1,480,000		0			1,480,000
Pre-funded warrants | Private Placement Offering | PIPE Financing
Product Information [Line Items]
Class of warrant or right, outstanding (in shares) | shares										1,480,000
Pre-funded warrants | Private Placement Offering | PIPE Financing | Subsequent Event
Product Information [Line Items]
Class of warrant or right, outstanding (in shares) | shares								1,480,000
Conversion of class B into class A
Product Information [Line Items]
Conversion of stock, ratio		1		1	1
Class A
Product Information [Line Items]
Number of votes per share | vote		1
Class B
Product Information [Line Items]
Number of votes per share | vote		20
Call Option
Product Information [Line Items]
Derivative, fair value, net			$ 6,637,020	$ 6,637,020					$ 852,726
Call Option | Subsequent Event
Product Information [Line Items]
Change in fair value of derivative liabilities	$ 3,841,500
Bitcoin Cash
Product Information [Line Items]
Digital assets - restricted			$ 140,283,000	$ 140,283,000		$ 0			$ 18,023,589
Units | bitcoin			60,000	60,000					60,000
Put Option
Product Information [Line Items]
Number of commodities entered into | contract			3
Call Option
Product Information [Line Items]
Number of commodities entered into | contract			3
Internally developed software
Product Information [Line Items]
Finite-lived intangible asset, useful life			3 years	3 years					3 years